UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21157

Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

NUVEEN
Investments

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2012

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE

Nuveen Texas Quality Income Municipal Fund
NTX

August

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Managers’ Comments	5

Fund Leverage and Other Information	10

Common Share Dividend and Price Information	12

Performance Overviews	14

Shareholder Meeting Report	19

Portfolios of Investments	20

Statement of Assets and Liabilities	42

Statement of Operations	43

Statement of Changes in Net Assets	44

Statement of Cash Flows	46

Financial Highlights	48

Notes to Financial Statements	57

Annual Investment Management Agreement Approval Process	70

Reinvest Automatically, Easily and Conveniently	80

Glossary of Terms Used in this Report	82

Additional Fund Information	87

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates and announced on September 13, 2012 (after the close of this reporting period) another program of quantitative easing (QE3) to continue until mid-2015. Pre-election maneuvering has added to the already highly partisan atmosphere in Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 22, 2012

4	Nuveen Investments

Portfolio Managers’ Comments

Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
Nuveen Arizona Dividend Advantage Municipal Fund (NFZ)
Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
Nuveen Texas Quality Income Municipal Fund (NTX)

Portfolio managers Michael Hamilton and Daniel Close discuss key investment strategies and the six-month performance of the Nuveen Arizona and Texas Funds. Michael assumed portfolio management responsibility for the Arizona Funds in January 2011 and Dan has managed NTX since 2007.

What key strategies were used to manage the Arizona and Texas Funds during the six-month reporting period ended August 31, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the availability of tax-exempt supply improved over that of the same six-month period a year earlier, the pattern of new issuance remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve, and the yield curve flattened. During this period, we saw an increasing number of borrowers come to market seeking to take advantage of the low rate environment, with approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep the Funds fully invested. During this period, NTX found value in several areas of the market, including health care, local general obligation (GO) bonds, airports, toll roads, public power and dedicated tax credits. In the Arizona Funds, we focused on managing cashflows from bond calls and maturing bonds and minimizing their impact by anticipating current and future inflows and closely monitoring opportunities for reinvestment. Our buying activity during this period included finding purchase opportunities in the secondary market, adding to the Funds’ holdings of existing bonds, and purchasing territorial paper issued by Puerto Rico and the Virgin Islands. These territorial bonds benefited the Funds through higher yields, added diversification, and triple exemption (i.e., exemption from federal, state, and local taxes).

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

In general during this period, we focused on bonds with longer maturities. This enabled us to take advantage of attractive yields at the longer end of the municipal yield curve and also provided some protection for the Funds’ duration and yield curve positioning. We also purchased lower rated bonds when we found attractive opportunities, as we believed these bonds continued to offer relative value.

Cash for new purchases during this period was generated primarily by the proceeds from a meaningful number of bond calls resulting from the increase in refinancings. During this period, we worked to redeploy these proceeds to keep the Funds as fully invested as possible. Overall, selling was minimal because the bonds in our portfolios generally offered higher yields than those available in the current marketplace. The Arizona Funds sold a few pre-refunded bonds and credits with short call dates as part of our cashflow management program, while NTX had no sales activity during this period.

As of August 31, 2012, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for these Nuveen Arizona and Texas Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/12

	6-Month	1-Year	5-Year	10-Year
Arizona Funds
NAZ	5.29%	14.80%	7.40%	6.03%
NFZ	5.14%	14.72%	7.14%	5.95%
NKR	4.82%	13.89%	7.26%	6.15%
NXE	4.32%	13.02%	7.27%	N/A

S&P Arizona Municipal Bond Index**	3.39%	9.41%	6.12%	5.29%
S&P Municipal Bond Index**	3.24%	9.35%	6.00%	5.28%
Lipper Other States Municipal Debt Funds Classification Average**	4.63%	14.84%	7.25%	6.24%
Texas Fund
NTX	4.90%	12.85%	7.38%	6.28%

S&P Texas Municipal Bond Index**	3.49%	9.06%	6.26%	5.54%
S&P Municipal Bond Index**	3.24%	9.35%	6.00%	5.28%
Lipper Other States Municipal Debt Funds Classification Average**	4.63%	14.84%	7.25%	6.24%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

6	Nuveen Investments

For the six months ended August 31, 2012, the cumulative returns on common share net asset value (NAV) for all four Arizona Funds exceeded the return for the S&P Arizona Municipal Bond Index and NTX outperformed the S&P Texas Municipal Bond Index. All five of the Funds also outperformed the S&P Municipal Bond Index. For this same period, NAZ, NFZ, NKR and NTX exceeded the average return for the Lipper Other States Municipal Debt Funds Classification Average, while NXE trailed the Lipper average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. For the period, duration and yield curve positioning was a positive contributor to the performance of all of these Funds, which had heavier exposures to the outperforming longer segments of the yield curve and correspondingly smaller weightings in the shorter parts of the curve that produced weaker returns. The performance of NXE, which had the shortest duration among the Arizona Funds, was marginally impacted by its shorter positioning. In addition, NTX benefited from its holdings of zero coupon bonds, which generally outperformed the market during this period due to their longer durations.

Credit exposure was another important factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower-rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the Funds benefited from their heavier exposure to lower rated credits and their underweightings in bonds rated AAA and AA.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, housing and transportation credits. All of the Arizona Funds benefited from good weightings in the health care sector. This was especially true in NAZ, where the Fund’s health care holdings had a

Nuveen Investments	7

better call structure than those of the other Arizona Funds and thus a longer duration, which contributed to performance during this period.

In contrast, pre-refunded bonds, which are typically backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. Among these five Funds, NKR had the smallest allocation of pre-refunded bonds, while an overweighting in these bonds detracted from the performance of NTX. Although holdings of previously pre-refunded bonds were generally detrimental to performance during this period, NFZ benefited from having bonds pre-refunded during this period, as bonds that had been trading at a discount were called at par. General obligation (GO) bonds and utilities credits also lagged the performance of the general municipal market for this period. While all of the Arizona Funds were overweight in GO and other tax supported bonds, NAZ had the smallest allocation of these bonds, which lessened the impact of these holdings.

APPROVED FUND REORGANIZATIONS

On April 18, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for all the Arizona Funds included in this report. The reorganizations are intended to create a single larger state Fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

8	Nuveen Investments

The approved reorganizations are as follows:

Acquired Funds		Symbol	Acquiring Fund	Symbol
•	Nuveen Arizona Dividend	NFZ
Advantage Municipal Fund
•	Nuveen Arizona Dividend	NKR	Nuveen Arizona Premium	NAZ
	Advantage Municipal Fund 2		Income Municipal Fund, Inc.
•	Nuveen Arizona Dividend	NXE
Advantage Municipal Fund 3

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.

In addition, shareholders of the Acquired Funds will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund will receive on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for preferred shares of the Acquired Funds held immediately prior to the reorganization.

Nuveen Investments	9

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of August 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares and Variable Rate MuniFund Term Preferred (VMTP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NFZ	2015	$11,100,000	2.05%	NFZ PrC
NKR	2015	$18,725,000	2.05%	NKR PrC
NXE	2016	$20,846,000	2.90%	NXE PrC
NTX	2015	$70,920,000	2.30%	NTX PrC

VMTP Shares

		VMTP Shares Issued
Fund	Series	at Liquidation Value
NAZ	2014	$28,000,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP and VMTP Shares.)

10	Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Nuveen Investments	11

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended August 31, 2012, NFZ, NXE and NTX each had one monthly dividend decrease, while the dividends of NAZ and NKR remained stable throughout the reporting period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2012, all five of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. NAZ, NKR and NTX had positive UNII balances, while NFZ and NXE had negative UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of August 31, 2012, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NAZ and NTX have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NFZ	2,500	0.2%
NKR	800	0.0% *
NXE	1,600	0.1%

*	Rounds to less than 0.1%.

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

12	Nuveen Investments

As of August 31, 2012, and during the current reporting period, the Funds’ common share prices were trading at (+) premiums and/or (-) discounts to their common share NAVs as shown in the accompanying table.

	8/31/12	Six-Month Average
Fund	(+)Premium/(-)Discount	(+)Premium/(-)Discount
NAZ	(+)4.14%	(+)0.71%
NFZ	(-)2.07%	(-)3.98%
NKR	(+)0.38%	(-)2.42%
NXE	(-)2.17%	(-)4.33%
NTX	(+)7.97%	(+)6.68%

Nuveen Investments	13

NAZ	Nuveen Arizona
Performance	Premium Income
OVERVIEW	Municipal Fund, Inc.
as of August 31, 2012

Fund Snapshot
Common Share Price	$15.84
Common Share Net Asset Value (NAV)	$15.21
Premium/(Discount) to NAV	4.14%
Market Yield	4.85%
Taxable-Equivalent Yield1	7.06%
Net Assets Applicable to Common Shares ($000)	$68,016

Leverage
Regulatory Leverage	29.16%
Effective Leverage	30.71%

Average Annual Total Returns
(Inception 11/19/92)
	On Share Price	On NAV
6-Month (Cumulative)	11.22%	5.29%
1-Year	28.63%	14.80%
5-Year	10.01%	7.40%
10-Year	4.73%	6.03%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	25.2%
Utilities	18.7%
Health Care	18.1%
Education and Civic Organizations	13.0%
Tax Obligation/General	8.3%
Water and Sewer	7.9%
U.S. Guaranteed	7.7%
Other	1.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

14	Nuveen Investments

NFZ	Nuveen Arizona
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price	$15.15
Common Share Net Asset Value (NAV)	$15.47
Premium/(Discount) to NAV	-2.07%
Market Yield	4.83%
Taxable-Equivalent Yield1	7.03%
Net Assets Applicable to Common Shares ($000)	$23,947

Leverage
Regulatory Leverage	31.67%
Effective Leverage	34.80%

Average Annual Total Returns
(Inception 1/30/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.00%	5.14%
1-Year	22.86%	14.72%
5-Year	8.45%	7.14%
10-Year	5.70%	5.95%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	30.6%
Health Care	17.4%
Utilities	17.2%
Tax Obligation/General	12.3%
U.S. Guaranteed	9.3%
Education and Civic Organizations	9.1%
Other	4.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	15

NKR	Nuveen Arizona
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2012

Fund Snapshot
Common Share Price	$15.78
Common Share Net Asset Value (NAV)	$15.72
Premium/(Discount) to NAV	0.38%
Market Yield	5.10%
Taxable-Equivalent Yield1	7.42%
Net Assets Applicable to Common Shares ($000)	$38,359

Leverage
Regulatory Leverage	32.80%
Effective Leverage	34.35%

Average Annual Total Returns
(Inception 3/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	9.61%	4.82%
1-Year	24.87%	13.89%
5-Year	6.78%	7.26%
10-Year	6.36%	6.15%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	31.4%
Health Care	22.7%
Tax Obligation/General	18.0%
Education and Civic Organizations	10.7%
Utilities	7.5%
Water and Sewer	6.6%
Other	3.1%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

16	Nuveen Investments

NXE	Nuveen Arizona
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of August 31, 2012

Fund Snapshot
Common Share Price	$14.91
Common Share Net Asset Value (NAV)	$15.24
Premium/(Discount) to NAV	-2.17%
Market Yield	4.83%
Taxable-Equivalent Yield1	7.03%
Net Assets Applicable to Common Shares ($000)	$46,718

Leverage
Regulatory Leverage	30.85%
Effective Leverage	33.15%

Average Annual Total Returns
(Inception 9/25/02)
	On Share Price	On NAV
6-Month (Cumulative)	7.10%	4.32%
1-Year	21.84%	13.02%
5-Year	8.18%	7.27%
Since Inception	5.53%	5.97%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited	31.7%
Health Care	19.9%
Utilities	13.0%
Education and Civic Organizations	11.9%
Tax Obligation/General	9.0%
Water and Sewer	5.9%
Other	8.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	17

NTX	Nuveen Texas
Performance	Quality Income
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price	$17.07
Common Share Net Asset Value (NAV)	$15.81
Premium/(Discount) to NAV	7.97%
Market Yield	4.50%
Taxable-Equivalent Yield1	6.25%
Net Assets Applicable to Common Shares ($000)	$151,861

Leverage
Regulatory Leverage	31.83%
Effective Leverage	33.02%

Average Annual Total Returns
(Inception 10/17/91)
	On Share Price	On NAV
6-Month (Cumulative)	7.28%	4.90%
1-Year	12.89%	12.85%
5-Year	10.44%	7.38%
10-Year	7.28%	6.28%

Portfolio Composition4
(as a % of total investments)
Tax Obligation/General	23.1%
U.S. Guaranteed	11.8%
Tax Obligation/Limited	11.6%
Utilities	10.8%
Transportation	10.3%
Water and Sewer	9.6%
Health Care	9.1%
Education and Civic Organizations	7.7%
Other	6.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0259 per share.
4	Holdings are subject to change.

18	Nuveen Investments

NFZ	Shareholder Meeting Report
NKR
NXE
The annual meeting of shareholders for NFZ, NKR and NXE was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting was subsequently adjourned to December 16, 2011. The meeting was additionally adjourned to January 31, 2012 and March 5, 2012. The meeting for NKR was subsequently adjourned to March 14, 2012.

	NFZ		NKR		NXE
	Common and		Common and		Common and
	Preferred	Preferred	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting	shares voting	shares voting
	together	together	together	together	together	together
	as a class	as a class	as a class	as a class	as a class	as a class
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	1,186,605	417,800	2,006,923	737,175	2,407,059	736,200
Against	191,784	134,900	233,141	111,478	239,195	91,800
Abstain	46,123	1,000	77,985	27,000	100,908	20,000
Broker Non-Votes	212,705	20,199	348,065	79,611	489,254	197,749
Total	1,637,217	573,899	2,666,114	955,264	3,236,416	1,045,749
To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	1,189,255	417,800	2,001,261	737,175	2,387,809	731,200
Against	193,534	134,900	237,113	111,478	255,195	96,800
Abstain	41,723	1,000	79,675	27,000	104,158	20,000
Broker Non-Votes	212,705	20,199	348,065	79,611	489,254	197,749
Total	1,637,217	573,899	2,666,114	955,264	3,236,416	1,045,749

Nuveen Investments	19

Nuveen Arizona Premium Income Municipal Fund, Inc.
NAZ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.1% (0.8% of Total Investments)
$730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	$729,985
	Education and Civic Organizations – 18.2% (13.0% of Total Investments)
2,500	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction Rate Securities, 0.525%, 11/01/41 (Alternative Minimum Tax) (4)	10/12 at 100.00	A	1,951,904
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	Aa3	1,613,930
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	Aa3	831,923
755	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	833,407
1,600	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.125%, 5/15/40	5/20 at 100.00	A+	1,705,696
280	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter Choice Foundation Charter Middle Schools Project, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB+	291,813
220	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42	7/21 at 100.00	BBB	235,275
280	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42	7/20 at 100.00	N/R	293,443
1,400	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured	6/22 at 100.00	A+	1,510,264
280	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	BBB–	300,748
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
170	6.000%, 6/01/40	6/19 at 100.00	BBB–	173,378
200	6.100%, 6/01/45	6/19 at 100.00	BBB–	204,298
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured	7/13 at 100.00	N/R	1,510,185
825	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42	3/21 at 100.00	BB+	931,112
12,215	Total Education and Civic Organizations			12,387,376
	Health Care – 25.3% (18.1% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	1,629,843
885	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.120%, 1/02/37	1/17 at 100.00	AA–	669,237
3,470	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	3,859,194
2,300	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012, 5.000%, 2/01/42 (WI/DD, Settling 9/06/12)	2/22 at 100.00	BBB+	2,420,773
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB+	689,661
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	1,143,733
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A+	2,261,800
2,900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A+	3,141,831

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$425	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A, 6.375%, 11/15/15	11/12 at 100.00	AA+	$427,057
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional Medical Center, Series 2005:
525	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	541,448
435	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	445,375
16,305	Total Health Care			17,229,952
	Long-Term Care – 0.5% (0.3% of Total Investments)
295	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	317,287
	Tax Obligation/General – 11.6% (8.3% of Total Investments)
420	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	467,023
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 5.750%, 7/01/28	7/18 at 100.00	Aa3	1,473,004
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, Series 2008, 5.000%, 7/01/27 – AGM Insured	7/18 at 100.00	Aa3	1,332,600
515	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA–	646,675
3,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series 2008C, 5.250%, 7/01/28	7/18 at 100.00	A	3,957,023
6,930	Total Tax Obligation/General			7,876,325
	Tax Obligation/Limited – 35.1% (25.2% of Total Investments)
990	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	1,093,089
275	Buckeye, Arizona, Festival Ranch Community Facilities District District General Obligation Bonds, Series 2012, 5.000%, 7/15/31	7/22 at 100.00	BBB	285,959
300	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	1/13 at 100.00	N/R	300,570
3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B, 6.250%, 7/01/38	1/14 at 100.00	AA	3,186,720
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%, 8/01/22 – NPFG Insured	8/16 at 100.00	AA–	1,455,744
740	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A1	824,523
1,095	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 2008B, 5.125%, 7/01/28	1/13 at 100.00	AA	1,109,060
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 – AMBAC Insured	7/13 at 100.00	AA	585,396
1,342	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	A2	1,389,936
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – AGM Insured	7/15 at 100.00	AA	3,632,934
170	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	AA+	178,825
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008, 7.750%, 6/15/29	6/16 at 102.00	A3	1,223,300
135	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.125%, 7/01/24	1/13 at 100.00	Baa1	135,211

Nuveen Investments	21

Nuveen Arizona Premium Income Municipal Fund, Inc. (continued)
NAZ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,525	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/33	No Opt. Call	A+	$492,529
1,700	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 0.000%, 8/01/38	No Opt. Call	A+	391,680
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A+	1,701,496
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2006, 5.000%, 7/01/24	No Opt. Call	AAA	1,284,870
2,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer Improvements Project, Series 2010, 5.000%, 7/01/36	7/20 at 100.00	AAA	2,272,080
500	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (WI/DD, Settling 9/12/12)	7/22 at 100.00	AAA	573,805
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	1,092,640
645	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	A1	687,119
24,422	Total Tax Obligation/Limited			23,897,486
	U.S. Guaranteed – 10.7% (7.7% of Total Investments) (5)
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%, 7/01/28 (Pre-refunded 7/01/13) – AMBAC Insured	7/13 at 100.00	AA (5)	3,638,739
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%,	No Opt. Call	N/R (5)	1,461,750
	12/01/16 – NPFG Insured (ETM)
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R (5)	430,680
500	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	519,820
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 2003, 5.000%, 1/01/27 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	1,219,164
6,835	Total U.S. Guaranteed			7,270,153
	Utilities – 26.1% (18.7% of Total Investments)
470	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB–	488,838
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA	1,141,020
1,600	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35	6/20 at 100.00	A1	1,775,920
1,340	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	1,431,509
650	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36	7/21 at 100.00	A	730,243
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,324,504
715	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 09-9W, 17.940%, 1/01/38 (IF) (6)	1/18 at 100.00	Aa1	1,025,339
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A–	5,071,228
3,500	5.000%, 12/01/37	No Opt. Call	A–	3,739,994
15,945	Total Utilities			17,728,595

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 11.0% (7.9% of Total Investments)
$1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured	7/14 at 100.00	A	$1,030,869
1,425	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	1,583,873
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – NPFG Insured	7/14 at 100.00	AA+	1,072,190
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,610,788
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22	4/14 at 100.00	A–	610,476
810	4.900%, 4/01/32	4/17 at 100.00	A–	830,777
905	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	778,210
6,995	Total Water and Sewer			7,517,183
$90,672	Total Investments (cost $85,508,780) – 139.6%			94,954,342
	Variable MuniFund Term Preferred Shares, at Liquidation Value – (41.2)% (7)			(28,000,000)
	Other Assets Less Liabilities – 1.6%			1,061,995
	Net Assets Applicable to Common Shares – 100%			$68,016,337

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Variable MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

 See accompanying notes to financial statements.

Nuveen Investments	23

Nuveen Arizona Dividend Advantage Municipal Fund
NFZ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 13.1% (9.1% of Total Investments)
$280	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction Rate Securities, 0.525%, 11/01/41 (Alternative Minimum Tax) (4)	10/12 at 100.00	A	$218,613
275	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	303,559
500	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.125%, 5/15/40	5/20 at 100.00	A+	533,030
105	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter Choice Foundation Charter Middle Schools Project, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB+	109,430
80	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42	7/21 at 100.00	BBB	85,554
100	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42	7/20 at 100.00	N/R	104,801
500	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured	6/22 at 100.00	A+	539,380
100	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	BBB–	107,410
130	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–	132,583
165	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	166,688
220	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	233,759
300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	3/13 at 100.00	BBB	300,438
305	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34	9/14 at 100.00	BB+	301,194
3,060	Total Education and Civic Organizations			3,136,439
	Health Care – 25.1% (17.4% of Total Investments)
565	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	643,959
325	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.120%, 1/02/37	1/17 at 100.00	AA–	245,765
720	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	800,755
800	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012, 5.000%, 2/01/42 (WI/DD, Settling 9/06/12)	2/22 at 100.00	BBB+	842,008
10	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/28	3/13 at 100.00	A	10,062
250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB+	255,430
415	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	427,612
750	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A+	789,000
1,025	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A+	1,110,475

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional Medical Center, Series 2005:
$200	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	$206,266
150	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	153,578
450	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	520,196
5,660	Total Health Care			6,005,106
	Long-Term Care – 0.5% (0.3% of Total Investments)
105	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	112,933
	Tax Obligation/General – 17.8% (12.3% of Total Investments)
860	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	956,286
180	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA–	226,022
1,310	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999, 5.000%, 7/01/32	7/21 at 100.00	AAA	1,564,087
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/21 – NPFG Insured	7/16 at 100.00	Aa2	1,504,564
3,690	Total Tax Obligation/General			4,250,959
	Tax Obligation/Limited – 44.2% (30.6% of Total Investments)
660	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	728,726
440	Buckeye, Arizona, Festival Ranch Community Facilities District District General Obligation Bonds, Series 2012, 5.000%, 7/15/31	7/22 at 100.00	BBB	457,534
82	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	77,101
203	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.700%, 7/01/27	1/17 at 100.00	N/R	199,793
117	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	1/13 at 100.00	N/R	117,222
1,000	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%, 8/01/22 – NPFG Insured	8/16 at 100.00	AA–	1,137,300
275	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A1	306,411
1,180	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/23 – AMBAC Insured	7/13 at 100.00	AA	1,220,261
468	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	A2	484,717
150	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32	7/17 at 100.00	N/R	149,816
255	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	278,024
330	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/31	7/16 at 100.00	N/R	301,656
225	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.800%, 7/15/32	7/17 at 100.00	N/R	217,017
100	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	91,968

Nuveen Investments	25

Nuveen Arizona Dividend Advantage Municipal Fund (continued)
NFZ	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$725	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 – AMBAC Insured	9/12 at 100.00	A1	$727,414
100	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	AA+	105,191
680	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured	10/12 at 100.00	BBB–	680,660
600	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A+	634,098
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2006, 5.000%, 7/01/24	No Opt. Call	AAA	1,284,869
350	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	7/17 at 100.00	N/R	337,680
500	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	A1	532,650
337	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	320,005
225	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment Bonds Series 2006, 5.250%, 7/15/31	7/16 at 100.00	N/R	204,422
10,002	Total Tax Obligation/Limited			10,594,535
	U.S. Guaranteed – 13.4% (9.3% of Total Investments) (5)
1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.000%, 7/01/31 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A1 (5)	1,039,640
1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	Aa2 (5)	1,131,130
240	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured,	7/16 at 100.00	AA (5)	281,705
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC Insured (ETM)	No Opt. Call	Aa2 (5)	764,820
2,870	Total U.S. Guaranteed			3,217,295
	Utilities – 24.9% (17.2% of Total Investments)
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/17	No Opt. Call	AA	1,820,744
600	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35	6/20 at 100.00	A1	665,970
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC Insured	No Opt. Call	Aa2	442,946
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	710,413
400	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36	7/21 at 100.00	A	449,380
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	1,071,200
560	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 09-9W, 17.940%, 1/01/38 (IF) (6)	1/18 at 100.00	Aa1	803,062
5,095	Total Utilities			5,963,715

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 5.4% (3.8% of Total Investments)
$475	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	$527,958
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
225	4.700%, 4/01/22	4/14 at 100.00	A–	228,929
260	4.900%, 4/01/32	4/17 at 100.00	A–	266,669
325	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	279,468
1,285	Total Water and Sewer			1,303,024
$31,767	Total Investments (cost $31,816,208) – 144.4%			34,584,006
	MuniFund Term Preferred Shares, at Liquidation Value – (46.4)% (7)			(11,100,000)
	Other Assets Less Liabilities – 2.0%			463,409
	Net Assets Applicable to Common Shares – 100%			$23,947,415

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	27

Nuveen Arizona Dividend Advantage Municipal Fund 2
NKR	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 15.3% (10.7% of Total Investments)
$1,130	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction Rate Securities, 0.525%, 11/01/41 (Alternative Minimum Tax) (4)	10/12 at 100.00	A	$882,261
450	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	496,733
775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.125%, 5/15/40	5/20 at 100.00	A+	826,197
360	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	396,814
170	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter Choice Foundation Charter Middle Schools Project, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB+	177,172
130	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42	7/21 at 100.00	BBB	139,026
165	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42	7/20 at 100.00	N/R	172,922
810	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured	6/22 at 100.00	A+	873,796
485	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24	12/14 at 100.00	BBB–	495,010
165	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	BBB–	177,227
210	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–	214,173
175	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	176,790
365	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	387,827
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34	9/14 at 100.00	BB+	474,010
5,870	Total Education and Civic Organizations			5,889,958
	Health Care – 32.5% (22.7% of Total Investments)
845	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	963,089
520	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.120%, 1/02/37	1/17 at 100.00	AA–	393,224
1,150	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	1,278,984
750	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012, 5.000%, 2/01/42 (WI/DD, Settling 9/06/12)	2/22 at 100.00	BBB+	789,383
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/20	4/14 at 100.00	A	625,752
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB+	408,688
655	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	674,905
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A+	1,446,499
1,650	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A+	1,787,591
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured	9/20 at 100.00	AA–	1,239,224

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional Medical Center, Series 2005:
$315	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	$324,869
260	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	266,201
1,050	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	1,213,790
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	BBB+	1,041,440
11,690	Total Health Care			12,453,639
	Long-Term Care – 0.5% (0.3% of Total Investments)
175	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	188,221
	Tax Obligation/General – 25.7% (18.0% of Total Investments)
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds, School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured	7/21 at 100.00	AA–	1,149,970
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured	No Opt. Call	Aa2	1,174,230
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds, Series 2011, 5.000%, 7/01/23	7/21 at 100.00	Aa2	945,539
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	Aa2	1,265,971
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,589,152
310	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA–	389,261
500	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds, Series 2011B, 5.375%, 7/01/29	7/21 at 100.00	A+	573,750
1,000	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School Improvement Project 2010 Series 2011A, 5.000%, 7/01/25	7/21 at 100.00	A+	1,142,890
1,360	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999, 5.000%, 7/01/33	7/21 at 100.00	AAA	1,615,489
8,515	Total Tax Obligation/General			9,846,252
	Tax Obligation/Limited – 44.9% (31.4% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – NPFG Insured	11/12 at 100.00	A+	752,835
1,000	5.000%, 11/01/18 – NPFG Insured	11/12 at 100.00	A+	1,003,740
370	Buckeye, Arizona, Festival Ranch Community Facilities District District General Obligation Bonds, Series 2012, 5.000%, 7/15/31	7/22 at 100.00	BBB	384,745
116	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	109,070
332	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.800%, 7/01/32	1/17 at 100.00	N/R	320,231
184	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	1/13 at 100.00	N/R	184,350
970	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series 2008B, 5.125%, 7/01/28	1/13 at 100.00	AA	982,455
784	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	A2	812,004
240	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32	7/17 at 100.00	N/R	239,705
415	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	452,470

Nuveen Investments	29

Nuveen Arizona Dividend Advantage Municipal Fund 2 (continued)
NKR	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/31	7/16 at 100.00	N/R	$484,478
350	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.800%, 7/15/32	7/17 at 100.00	N/R	337,582
140	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	128,755
1,000	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II, Series 2001, 5.250%, 9/15/16 – AMBAC Insured	9/12 at 100.00	A1	1,003,330
140	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	AA+	147,267
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured	10/12 at 100.00	BBB–	1,071,038
140	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D, 5.125%, 7/01/24	1/13 at 100.00	Baa1	140,218
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
3,055	0.000%, 8/01/33	No Opt. Call	A+	986,673
250	5.375%, 8/01/39	2/20 at 100.00	A+	267,640
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A+	1,014,557
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2006, 5.000%, 7/01/24	No Opt. Call	AAA	1,284,870
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer Improvements Project, Series 2010, 5.000%, 7/01/36	7/20 at 100.00	AAA	1,136,040
555	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	7/17 at 100.00	N/R	535,464
1,500	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (WI/DD, Settling 9/12/12)	7/22 at 100.00	AAA	1,721,414
750	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	A1	798,975
633	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	601,078
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment Bonds Series 2006, 5.250%, 7/15/31	7/16 at 100.00	N/R	317,989
18,584	Total Tax Obligation/Limited			17,218,973
	Transportation – 2.6% (1.8% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	1,001,500
	U.S. Guaranteed – 1.4% (1.0% of Total Investments) (5)
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series 2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured	7/14 at 100.00	AA– (5)	109,072
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured	7/16 at 100.00	AA (5)	440,164
475	Total U.S. Guaranteed			549,236
	Utilities – 10.7% (7.5% of Total Investments)
400	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB–	416,032
900	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35	6/20 at 100.00	A1	998,955

30	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	$710,413
250	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36	7/21 at 100.00	A	280,863
450	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 09-9W, 17.940%, 1/01/38 (IF) (6)	1/18 at 100.00	Aa1	645,318
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	1,068,570
3,665	Total Utilities			4,120,151
	Water and Sewer – 9.4% (6.6% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011, 5.500%, 7/01/41	7/21 at 100.00	AA–	574,780
490	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/12 at 100.00	N/R	490,549
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,302,690
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
350	4.700%, 4/01/22	4/14 at 100.00	A–	356,111
410	4.900%, 4/01/32	4/17 at 100.00	A–	420,517
525	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	451,448
3,275	Total Water and Sewer			3,596,095
$53,249	Total Investments (cost $50,800,963) – 143.0%			54,864,025
	MuniFund Term Preferred Shares, at Liquidation Value – (48.8)% (7)			(18,725,000)
	Other Assets Less Liabilities – 5.8%			2,220,398
	Net Assets Applicable to Common Shares – 100%			$38,359,423

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	31

Nuveen Arizona Dividend Advantage Municipal Fund 3
NXE	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.0% (0.7% of Total Investments)
$460	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	$459,991
	Education and Civic Organizations – 16.9% (11.9% of Total Investments)
690	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction Rate Securities, 0.525%, 11/01/41 (Alternative Minimum Tax) (4)	10/12 at 100.00	A	538,725
1,250	Arizona State University, System Revenue Bonds, Series 2005, 5.000%,	7/15 at 100.00	Aa3	1,386,538
	7/01/20 – AMBAC Insured
520	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	574,002
900	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.125%, 5/15/40	5/20 at 100.00	A+	959,454
430	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	473,972
200	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Brighter Choice Foundation Charter Middle Schools Project, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB+	208,438
155	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42	7/21 at 100.00	BBB	165,762
200	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42	7/20 at 100.00	N/R	209,602
965	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured	6/22 at 100.00	A+	1,041,003
560	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24	12/14 at 100.00	BBB–	571,558
200	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	BBB–	214,820
235	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–	239,669
315	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BBB–	318,222
415	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	440,954
565	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34	9/14 at 100.00	BB+	557,949
7,600	Total Education and Civic Organizations			7,900,668
	Health Care – 28.3% (19.9% of Total Investments)
1,015	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	1,156,846
620	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.120%, 1/02/37	1/17 at 100.00	AA–	468,844
2,390	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	2,658,058
625	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/20	4/14 at 100.00	A	651,825
475	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB+	485,317
785	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	808,856
1,825	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A+	1,919,900
1,985	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A+	2,150,529

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional Medical Center, Series 2005:
$375	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB+	$386,749
315	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	322,513
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	1,155,990
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	BBB+	1,041,440
12,410	Total Health Care			13,206,867
	Long-Term Care – 0.4% (0.3% of Total Investments)
205	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	220,488
	Tax Obligation/General – 12.8% (9.0% of Total Investments)
860	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA–	956,286
365	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA–	458,323
500	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds, Series 2011B, 5.375%, 7/01/29	7/21 at 100.00	A+	573,750
750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School Improvement Project 2010 Series 2011A, 5.000%, 7/01/25	7/21 at 100.00	A+	857,168
1,000	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series 2008C, 5.250%, 7/01/28	7/18 at 100.00	A	1,120,970
1,705	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999, 5.000%, 7/01/34	7/21 at 100.00	AAA	2,013,503
5,180	Total Tax Obligation/General			5,980,000
	Tax Obligation/Limited – 45.0% (31.7% of Total Investments)
660	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	728,726
1,000	Arizona State Transportation Board, Highway Revenue Bonds, Subordinate Refunding Series 2011A, 5.000%, 7/01/36	7/21 at 100.00	AA+	1,142,060
345	Buckeye, Arizona, Festival Ranch Community Facilities District District General Obligation Bonds, Series 2012, 5.000%, 7/15/27	7/22 at 100.00	BBB	363,533
133	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	125,055
2,000	DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/15/27 – AMBAC Insured	7/13 at 100.00	A1	2,029,340
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007:
245	5.700%, 7/01/27	1/17 at 100.00	N/R	241,129
152	5.800%, 7/01/32	1/17 at 100.00	N/R	146,612
217	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	1/13 at 100.00	N/R	217,412
510	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	579,794
525	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A1	584,966
917	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	A2	949,755
290	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32	7/17 at 100.00	N/R	289,643
490	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	534,242
2,175	Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 – AMBAC Insured	7/14 at 100.00	N/R	2,263,153

Nuveen Investments	33

Nuveen Arizona Dividend Advantage Municipal Fund 3 (continued)
NXE	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	$349,026
640	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/31	7/16 at 100.00	N/R	585,030
425	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.800%, 7/15/32	7/17 at 100.00	N/R	409,921
160	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/16 at 100.00	N/R	147,149
170	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)	7/22 at 100.00	AA+	178,825
1,250	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured	10/12 at 100.00	BBB–	1,251,213
250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	267,640
1,650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 0.000%, 8/01/38	No Opt. Call	A+	380,160
1,130	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A+	1,194,218
2,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer Improvements Project, Series 2010, 5.000%, 7/01/36	7/20 at 100.00	AAA	2,272,080
665	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	7/17 at 100.00	N/R	641,592
750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	819,480
1,250	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	A1	1,331,625
634	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	602,027
425	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment Bonds Series 2006, 5.250%, 7/15/31	7/16 at 100.00	N/R	386,130
21,358	Total Tax Obligation/Limited			21,011,536
	Transportation – 5.6% (3.9% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2002B:
300	5.750%, 7/01/16 – FGIC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	301,092
2,300	5.250%, 7/01/21 – FGIC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	2,304,738
2,600	Total Transportation			2,605,830
	U.S. Guaranteed – 5.2% (3.7% of Total Investments) (5)
1,575	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured	7/14 at 100.00	AA (5)	1,711,600
270	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16 (Pre-refunded 4/01/15)	4/15 at 100.00	N/R (5)	302,036
405	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (5)	421,054
2,250	Total U.S. Guaranteed			2,434,690
	Utilities – 18.5% (13.0% of Total Investments)
625	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	BBB–	650,050
1,200	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35	6/20 at 100.00	A1	1,331,940
1,250	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service Company – Palo Verde Project, Series 2002A, 5.050%,	11/12 at 100.00	Baa1	1,252,925
	5/01/29 – AMBAC Insured

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–	$710,413
500	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36	7/21 at 100.00	A	561,725
1,660	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	1,778,192
775	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 09-9W, 17.940%, 1/01/38 (IF) (6)	1/18 at 100.00	Aa1	1,111,381
1,165	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	A–	1,244,884
7,840	Total Utilities			8,641,510
	Water and Sewer – 8.4% (5.9% of Total Investments)
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	593,255
955	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	1,061,473
750	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	799,380
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
425	4.700%, 4/01/22	4/14 at 100.00	A–	432,421
490	4.900%, 4/01/32	4/17 at 100.00	A–	502,569
615	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	528,839
3,735	Total Water and Sewer			3,917,937
$63,638	Total Investments (cost $61,795,261) – 142.1%			66,379,517
	MuniFund Term Preferred Shares, at Liquidation Value – (44.6)% (7)			(20,846,000)
	Other Assets Less Liabilities – 2.5%			1,184,957
	Net Assets Applicable to Common Shares – 100%			$46,718,474

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Investment Valuation for more information.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.4%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	35

Nuveen Texas Quality Income Municipal Fund
NTX	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.1% (0.7% of Total Investments)
$1,450	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+	$1,595,827
	Consumer Staples – 1.4% (1.0% of Total Investments)
2,185	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	11/12 at 100.00	BBB+	2,184,956
	Education and Civic Organizations – 11.3% (7.7% of Total Investments)
2,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012B, 5.000%, 8/15/22	No Opt. Call	AAA	2,569,360
1,000	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010, 5.000%, 3/01/35	3/21 at 100.00	A–	1,085,340
2,000	Laredo Community College District, Webb County, Texas, Combined Fee Revenue Bonds, Series 2010, 5.250%, 8/01/35 – AGM Insured	8/20 at 100.00	AA–	2,263,020
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,281,255
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,335,460
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,400,605
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Baa1	1,727,579
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Baa1	1,812,394
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Baa1	1,901,513
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 – AGM Insured	9/14 at 100.00	Aa2	1,795,519
15,745	Total Education and Civic Organizations			17,172,045
	Health Care – 13.3% (9.1% of Total Investments)
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine, Series 2012A, 5.000%, 11/15/26 (WI/DD, Settling 9/06/12)	11/22 at 100.00	A–	1,123,180
1,350	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BBB+	1,435,833
2,000	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2009, 5.750%, 8/15/39	8/19 at 100.00	AA	2,288,260
885	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	AA	1,009,750
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	A+	2,058,300
1,000	6.000%, 12/01/34	12/13 at 100.00	A+	1,027,960
1,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White HealthCare Project, Series 2010, 5.250%, 8/15/40	8/20 at 100.00	AA–	1,371,163
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007B, 5.000%, 11/15/42	11/17 at 100.00	AA–	2,697,275
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured	1/19 at 100.00	AA–	2,351,100
1,720	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A, 5.375%, 11/01/37	11/17 at 100.00	Baa2	1,839,420
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37	7/17 at 100.00	Baa1	724,689
2,250	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,340,360
18,655	Total Health Care			20,267,290

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds, Waters at Northern Hills Apartments Project, Series 2001A:
$2,000	6.000%, 8/01/31 – NPFG Insured	2/13 at 101.00	Baa2	$1,951,340
750	6.050%, 8/01/36 – NPFG Insured	2/13 at 101.00	Baa2	719,798
2,750	Total Housing/Multifamily			2,671,138
	Housing/Single Family – 1.5% (1.0% of Total Investments)
2,250	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)	9/12 at 100.00	AA+	2,252,745
	Long-Term Care – 1.0% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007:
955	5.000%, 7/01/27	7/17 at 100.00	BBB	978,398
600	5.000%, 7/01/37	7/17 at 100.00	BBB	607,794
1,555	Total Long-Term Care			1,586,192
	Materials – 2.0% (1.4% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)	9/12 at 100.00	BBB	3,011,640
	Tax Obligation/General – 34.1% (23.1% of Total Investments)
650	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19	6/14 at 100.00	Aaa	698,978
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/36	2/16 at 100.00	AAA	2,234,780
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/38	2/18 at 100.00	AAA	438,816
1,620	Cameron County, Texas, General Obligation Bonds, State Highway 550 Project, Series 2012, 5.000%, 2/15/32 – AGM Insured	2/22 at 100.00	AA–	1,855,564
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series 2006A, 5.000%, 8/15/22	8/15 at 100.00	AAA	1,332,717
1,500	College Station, Texas, Certificates of Obligation, Series 2012, 5.000%, 2/15/32	2/21 at 100.00	AA	1,742,625
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates of Obligation, Series 2002, 5.500%, 9/01/21 – AGM Insured	9/12 at 100.00	Aa2	2,314,635
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	2,153,935
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
960	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A–	961,469
950	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A–	951,387
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	Aa1	4,025,266
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39	8/18 at 22.64	AA	1,546,150
3,255	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 0.000%, 8/01/45	8/21 at 24.48	A	491,733
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2006, 0.000%, 8/15/45	8/14 at 17.78	AAA	837,263
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Series 2008, 0.000%, 8/15/36	8/17 at 33.01	AAA	288,330
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds, Series 2009, 5.000%, 8/15/34	8/19 at 100.00	AAA	433,813
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,952,125
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/23	8/15 at 100.00	AAA	1,131,129
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2005, 5.000%, 2/15/34	2/15 at 100.00	Aaa	5,989,068

Nuveen Investments	37

Nuveen Texas Quality Income Municipal Fund (continued)
NTX	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	Aa1	$1,746,555
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/34	2/18 at 100.00	Aaa	2,377,020
1,425	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010E, 0.000%, 10/01/35	No Opt. Call	AAA	596,961
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,243,122
1,165	5.000%, 8/15/23 – AGM Insured	8/15 at 100.00	AAA	1,304,718
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2004A, 5.000%, 8/15/22	8/14 at 100.00	Aaa	1,352,550
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006A, 5.000%, 4/01/33 (UB)	4/17 at 100.00	AAA	5,737,100
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, 5.000%, 4/01/30 (UB)	4/18 at 100.00	AAA	1,161,050
650	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	11/12 at 100.00	Aaa	650,000
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/32	2/17 at 100.00	AAA	3,473,880
	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding Bonds, Series 1998:
45	0.000%, 8/15/22	8/13 at 61.20	AAA	27,274
45	0.000%, 8/15/24	8/13 at 54.88	AAA	24,429
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.12	AAA	308,535
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	291,750
425	0.000%, 8/15/45	8/15 at 20.76	AAA	78,387
64,875	Total Tax Obligation/General			51,753,114
	Tax Obligation/Limited – 17.1% (11.6% of Total Investments)
1,000	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.250%, 8/15/38 – AGM Insured	8/19 at 100.00	AA–	1,110,780
7,940	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Refunding Series 2007, 5.000%, 12/01/36 – AMBAC Insured	12/16 at 100.00	AA+	9,040,880
1,390	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41	11/21 at 100.00	AA	1,589,131
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BBB	475,735
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BBB	225,265
3,265	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BBB	698,286
2,000	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BBB	401,820
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	BBB	2,252,970
3,275	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	568,540
2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Refunding Series 2012, 5.000%, 9/01/33	9/13 at 100.00	A2	2,057,340
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	542,695
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/31	9/21 at 100.00	AA	3,507,570
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41	9/21 at 100.00	AA	2,378,780
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.500%, 9/01/29	9/19 at 100.00	BBB	1,096,550
33,240	Total Tax Obligation/Limited			25,946,342

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Transportation – 15.2% (10.3% of Total Investments)
$1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 – NPFG Insured	11/13 at 100.00	A	$1,048,940
	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2010:
2,945	0.000%, 1/01/36	No Opt. Call	BBB–	824,335
2,205	0.000%, 1/01/37	No Opt. Call	BBB–	583,046
2,160	0.000%, 1/01/38	No Opt. Call	BBB–	539,438
1,000	0.000%, 1/01/40	No Opt. Call	BBB–	223,240
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured	1/15 at 100.00	BBB	3,333,220
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42	11/20 at 100.00	A+	1,109,080
1,165	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	1,304,392
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012A, 5.000%, 7/01/31 (Alternative Minimum Tax)	7/22 at 100.00	A+	2,239,720
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	3,235,050
395	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 5.750%, 1/01/40	1/18 at 100.00	A2	443,494
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	364,900
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A2	252,623
2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D, 0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA–	840,425
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	1,042,701
	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A:
100	6.100%, 1/01/28	1/19 at 100.00	A2	118,547
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,303,140
2,500	San Antonio, Texas, Airport System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/27 Alternative Minimum Tax)	7/22 at 100.00	A+	2,845,300
1,250	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/29 – AMBAC Insured	11/12 at 37.62	BBB+	463,750
29,980	Total Transportation			23,115,341
	U.S. Guaranteed – 17.4% (11.8% of Total Investments) (4)
610	Bexar County, Texas, General Obligation Bonds, Series 2004, 5.000%, 6/15/19 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	661,210
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB– (4)	1,900,270
1,835	5.250%, 7/01/21 (Pre-refunded 7/01/14) – RAAI Insured	7/14 at 100.00	BBB– (4)	1,998,278
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1992, 0.000%, 8/15/14 – NPFG Insured (ETM)	No Opt. Call	Aa3 (4)	292,180
	Houston Community College System, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	2,553,400
2,235	5.000%, 2/15/21 (Pre-refunded 2/15/13) – AMBAC Insured	2/13 at 100.00	AA+ (4)	2,282,740
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 (Pre-refunded 3/01/15) – AMBAC Insured	3/15 at 100.00	AA (4)	5,570,899
40	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	A1 (4)	45,747
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,065,070

Nuveen Investments	39

Nuveen Texas Quality Income Municipal Fund (continued)
NTX	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%, 6/01/26 – NPFG Insured (ETM)	No Opt. Call	Aaa	$1,298,970
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17)	12/17 at 100.00	Aaa	3,504,575
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 3/01/22 (Pre-refunded	3/14 at 100.00	AA– (4)	1,348,742
	3/01/14) – NPFG Insured
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25 (Pre-refunded 2/15/14)	2/14 at 100.00	AAA	1,222,639
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 100.00	Aaa	1,506,045
	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding Bonds, Series 1998:
955	0.000%, 8/15/22 (Pre-refunded 8/15/13)	8/13 at 61.20	Aaa	582,378
955	0.000%, 8/15/24 (Pre-refunded 8/15/13)	8/13 at 54.88	Aaa	522,184
24,570	Total U.S. Guaranteed			26,355,327
	Utilities – 15.9% (10.8% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	Ca	355,610
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A+	5,284,099
2,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	2,161,340
3,000	Lower Colorado River Authority, Texas, Refunding Revenue Bonds, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	A1	3,323,910
1,960	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,150,120
1,500	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29	7/19 at 102.00	BBB	1,743,960
1,000	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/20 (WI/DD, Settling 9/19/12)	No Opt. Call	BBB+	1,186,510
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D:
1,340	5.625%, 12/15/17	No Opt. Call	A–	1,498,710
3,000	6.250%, 12/15/26	No Opt. Call	A–	3,570,870
1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/20	No Opt. Call	A–	1,085,010
	Texas Municipal Power Agency, Revenue Bonds, Transmission Refunding Series 2010:
640	5.000%, 9/01/34	9/20 at 100.00	A+	720,026
1,000	5.000%, 9/01/40	9/20 at 100.00	A+	1,115,330
24,000	Total Utilities			24,195,495
	Water and Sewer – 14.2% (9.6% of Total Investments)
2,500	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series 2010, 5.875%, 5/01/40	5/20 at 100.00	A1	2,873,425
2,500	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011, 5.000%, 2/15/31	2/21 at 100.00	AA	2,875,975
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	AA	1,061,692
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	AA	1,084,096
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA+	1,199,450
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 – FGIC Insured	5/14 at 100.00	AA	3,228,630

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
$1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	Aa1	$1,824,010
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	Aa1	1,910,867
4,000	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2010, 5.250%, 3/01/40	3/20 at 100.00	AA–	4,666,759
710	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–	787,553
19,185	Total Water and Sewer			21,512,457
$243,440	Total Investments (cost $205,814,680) – 147.3%			223,619,909
	Floating Rate Obligations – (2.6)%			(3,960,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.7)% (5)			(70,920,000)
	Other Assets Less Liabilities – 2.0%			3,120,805
	Net Assets Applicable to Common Shares – 100%			$151,860,714

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	41

Statement of
Assets & Liabilities
August 31, 2012 (Unaudited)

	Arizona Premium Income (NAZ	)	Arizona Dividend Advantage (NFZ )	Arizona Dividend Advantage 2 (NKR	)	Arizona Dividend Advantage 3 (NXE )	Texas Quality Income (NTX	)
Assets
Investments, at value (cost $85,508,780, $31,816,208, $50,800,963, $61,795,261 and $205,814,680, respectively)	$94,954,342		$34,584,006	$54,864,025		$66,379,517	$223,619,909
Cash	—		1,095,297	695,191		762,634	1,913,746
Receivables:
Interest	920,579		346,244	542,444		657,971	2,587,915
Investments sold	3,447,718		—	3,533,911		—	780,000
Deferred assets:
Offering costs	124,631		308,890	383,912		470,037	949,889
Shelf offering costs	—		—	—		—	125,000
Other assets	6,053		1,890	7,422		7,696	14,164
Total assets	99,453,323		36,336,327	60,026,905		68,277,855	229,990,623
Liabilities
Cash overdraft	8,863		—	—		—	—
Floating rate obligations	—		—	—		—	3,960,000
Payables:
Common share dividends	271,311		92,135	159,435		182,316	554,791
Interest	28,168		18,963	31,989		50,377	135,928
Investments purchased	2,953,781		829,675	2,483,099		—	2,279,520
Offering costs	—		128,412	103,038		127,933	—
MuniFund Term Preferred (MTP) Shares, at liquidation value	—		11,100,000	18,725,000		20,846,000	70,920,000
Variable Rate MuniFund Term Preferred (VMTP) Shares, at liquidation value	28,000,000		—	—		—	—
Accrued expenses:
Management fees	51,594		18,508	30,778		36,906	118,117
Directors’/Trustees’ fees	411		151	245		291	955
Shelf offering costs	—		—	—		—	80,864
Other	122,858		201,068	133,898		315,558	79,734
Total liabilities	31,436,986		12,388,912	21,667,482		21,559,381	78,129,909
Net assets applicable to Common shares	$68,016,337		$23,947,415	$38,359,423		$46,718,474	$151,860,714
Common shares outstanding	4,472,678		1,548,312	2,439,730		3,066,030	9,602,535
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.21		$15.47	$15.72		$15.24	$15.81
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$44,727		$15,483	$24,397		$30,660	$96,025
Paid-in surplus	60,454,674		21,781,665	34,415,536		43,099,258	135,888,200
Undistributed (Over-distribution of) net investment income	1,200,748		(55,852)	111,872		(76,156)	618,510
Accumulated net realized gain (loss)	(3,129,374)		(561,679)	(255,444)		(919,544)	(2,547,250)
Net unrealized appreciation (depreciation)	9,445,562		2,767,798	4,063,062		4,584,256	17,805,229
Net assets applicable to Common shares	$68,016,337		$23,947,415	$38,359,423		$46,718,474	$151,860,714
Authorized shares:
Common	200,000,000		Unlimited	Unlimited		Unlimited	Unlimited
Preferred	1,000,000		Unlimited	Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

42	Nuveen Investments

Statement of
Operations
Six Months ended August 31, 2012
(Unaudited)

	Arizona Premium Income (NAZ	)	Arizona Dividend Advantage (NFZ	)	Arizona Dividend Advantage 2 (NKR )	Arizona Dividend Advantage 3 (NXE	)	Texas Quality Income (NTX	)
Investment Income	$2,294,120		$835,151		$1,376,742	$1,637,036		$5,109,820
Expenses
Management fees	304,127		108,930		181,304	217,553		696,696
Shareholders’ servicing agent fees and expenses	9,939		2,094		8,766	8,717		12,651
Interest expense and amortization of offering costs	189,812		162,264		251,912	368,269		961,531
Custodian’s fees and expenses	10,085		6,418		8,285	9,245		22,075
Directors’/Trustees’ fees and expenses	1,319		483		785	932		3,063
Professional fees	15,955		14,517		15,039	16,444		19,013
Shareholders’ reports – printing and mailing expenses	21,937		18,828		24,910	27,396		49,464
Stock exchange listing fees	4,172		196		7,698	8,307		11,783
Investor relations expense	4,432		1,855		2,958	3,359		11,225
Reorganization expense	80,000		170,000		95,000	275,000		—
Other expenses	9,778		11,715		12,442	12,404		16,290
Total expenses before custodian fee credit and expense reimbursement	651,556		497,300		609,099	947,626		1,803,791
Custodian fee credit	(174)		(168)		(125)	(339)		(1,816)
Expense reimbursement	—		—		(2,431)	—		—
Net expenses	651,382		497,132		606,543	947,287		1,801,975
Net investment income (loss)	1,642,738		338,019		770,199	689,749		3,307,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	76,507		89,149		37,026	20,602		142,840
Change in net unrealized appreciation (depreciation) of investments	1,716,447		754,153		983,594	1,235,462		3,764,046
Net realized and unrealized gain (loss)	1,792,954		843,302		1,020,620	1,256,064		3,906,886
Net increase (decrease) in net assets applicable to Common shares from operations	$3,435,692		$1,181,321		$1,790,819	$1,945,813		$7,214,731

See accompanying notes to financial statements.
Nuveen Investments	43

Statement of
Changes in Net Assets (Unaudited)

	Arizona Premium Income (NAZ)		Arizona Dividend Advantage (NFZ)		Arizona Dividend Advantage 2 (NKR)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Operations
Net investment income (loss)	$1,642,738	$3,565,697	$338,019	$1,008,402	$770,199	$1,769,263
Net realized gain (loss) from investments	76,507	109,602	89,149	53,319	37,026	307,097
Change in net unrealized appreciation (depreciation) of investments	1,716,447	6,768,696	754,153	2,855,887	983,594	3,579,761
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(38,807)	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	3,435,692	10,405,188	1,181,321	3,917,608	1,790,819	5,656,121
Distributions to Common Shareholders
From net investment income	(1,717,089)	(3,393,258)	(582,939)	(1,198,393)	(980,711)	(1,961,397)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,717,089)	(3,393,258)	(582,939)	(1,198,393)	(980,711)	(1,961,397)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	29,710	—	—	—	2,836	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	29,710	—	—	—	2,836	—
Net increase (decrease) in net assets applicable to Common shares	1,748,313	7,011,930	598,382	2,719,215	812,944	3,694,724
Net assets applicable to Common shares at the beginning of period	66,268,024	59,256,094	23,349,033	20,629,818	37,546,479	33,851,755
Net assets applicable to Common shares at the end of period	$68,016,337	$66,268,024	$23,947,415	$23,349,033	$38,359,423	$37,546,479
Undistributed (Over-distribution of) net investment income at the end of period	$1,200,748	$1,275,099	$(55,852)	$189,068	$111,872	$322,384

See accompanying notes to financial statements.

44	Nuveen Investments

	Arizona Dividend Advantage 3 (NXE)		Texas Quality Income (NTX)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Operations
Net investment income (loss)	$689,749	$2,012,239	$3,307,845	$7,182,013
Net realized gain (loss) from investments	20,602	136,252	142,840	(1,681,044)
Change in net unrealized appreciation (depreciation) of investments	1,235,462	4,821,432	3,764,046	15,782,348
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(4,515)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	1,945,813	6,965,408	7,214,731	21,283,317
Distributions to Common Shareholders
From net investment income	(1,131,365)	(2,317,919)	(3,814,560)	(8,211,637)
From accumulated net realized gains	—	—	—	(248,069)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(1,131,365)	(2,317,919)	(3,814,560)	(8,459,706)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	238,106	548,918
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	238,106	548,918
Net increase (decrease) in net assets applicable to Common shares	814,448	4,647,489	3,638,277	13,372,529
Net assets applicable to Common shares at the beginning of period	45,904,026	41,256,537	148,222,437	134,849,908
Net assets applicable to Common shares at the end of period	$46,718,474	$45,904,026	$151,860,714	$148,222,437
Undistributed (Over-distribution of) net investment income at the end of period	$(76,156)	$365,460	$618,510	$1,125,225

See accompanying notes to financial statements.

Nuveen Investments	45

Statement of
Cash Flows
Six Months ended August 31, 2012 (Unaudited)

	Arizona Premium Income (NAZ )	Arizona Dividend Advantage (NFZ )	Arizona Dividend Advantage 2 (NKR )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$3,435,692	$1,181,321	$1,790,819
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(7,185,227)	(3,636,399)	(4,399,126)
Proceeds from sales and maturities of investments	7,347,973	3,753,677	6,019,950
Amortization (Accretion) of premiums and discounts, net	9,348	24,691	(7,238)
(Increase) Decrease in:
Receivable for interest	21,977	2,578	35,476
Receivable for investments sold	(3,068,826)	—	(3,298,384)
Other assets	(3,555)	(500)	(5,797)
Increase (Decrease) in:
Payable for interest	1,813	(633)	(1,069)
Payable for investments purchased	2,953,781	829,675	2,483,099
Accrued management fees	4,033	1,498	4,618
Accrued Directors’/Trustees’ fees	(581)	(212)	(348)
Accrued other expenses	81,158	167,846	96,678
Net realized (gain) loss from investments	(76,507)	(89,149)	(37,026)
Change in net unrealized (appreciation) depreciation of investments	(1,716,447)	(754,153)	(983,594)
Taxes paid on undistributed capital gains	—	(103)	—
Net cash provided by (used in) operating activities	1,804,632	1,480,137	1,698,058
Cash Flows from Financing Activities:
(Increase) Decrease in:
Deferred offering costs	(44,341)	49,124	61,054
Deferred shelf offering costs	—	—	—
Increase (Decrease) in:
Cash overdraft balance	(73,011)	—	(85,698)
Payable for offering costs	—	24,005	(444)
Accrued shelf offering costs	—	—	—
Cash distributions paid to Common shareholders	(1,687,280)	(587,903)	(977,779)
Net cash provided by (used in) financing activities	(1,804,632)	(514,774)	(1,002,867)
Net Increase (Decrease) in Cash	—	965,363	695,191
Cash at the beginning of period	—	129,934	—
Cash at the End of Period	$—	$1,095,297	$695,191
Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Arizona		Arizona		Arizona
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NAZ	)	(NFZ	)	(NKR	)
$29,710		$—		$2,836

Cash paid for interest (excluding amortization of offering costs) was as follows:
Arizona		Arizona		Arizona
Premium		Dividend		Dividend
Income		Advantage		Advantage 2
(NAZ	)	(NFZ	)	(NKR	)
$170,938		$113,772		$191,928

See accompanying notes to financial statements.

46	Nuveen Investments

	Arizona Dividend Advantage 3 (NXE )	Texas Quality Income (NTX )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$1,945,813	$7,214,731
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(3,992,272)	(16,366,610)
Proceeds from sales and maturities of investments	4,593,776	15,032,759
Amortization (Accretion) of premiums and discounts, net	22,589	32,820
(Increase) Decrease in:
Receivable for interest	(4,191)	115,790
Receivable for investments sold	614,402	1,223,681
Other assets	(5,821)	(8,738)
Increase (Decrease) in:
Payable for interest	(1,676)	(4,519)
Payable for investments purchased	—	(1,534,635)
Accrued management fees	2,815	9,016
Accrued Directors’/Trustees’ fees	(414)	(1,362)
Accrued other expenses	278,453	(1,610)
Net realized (gain) loss from investments	(20,602)	(142,840)
Change in net unrealized (appreciation) depreciation of investments	(1,235,462)	(3,764,046)
Taxes paid on undistributed capital gains	—	(3,626)
Net cash provided by (used in) operating activities	2,197,410	1,800,811
Cash Flows from Financing Activities:
(Increase) Decrease in:
Deferred offering costs	67,674	109,239
Deferred shelf offering costs	—	(125,000)
Increase (Decrease) in:
Cash overdraft balance	(364,407)	—
Payable for offering costs	3,883	(39,399)
Accrued shelf offering costs	—	80,864
Cash distributions paid to Common shareholders	(1,141,926)	(3,637,642)
Net cash provided by (used in) financing activities	(1,434,776)	(3,611,938)
Net Increase (Decrease) in Cash	762,634	(1,811,127)
Cash at the beginning of period	—	3,724,873
Cash at the End of Period	$762,634	$1,913,746
Supplemental Disclosure of Cash Flow Information

Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Arizona		Texas
Dividend		Quality
Advantage 3		Income
(NXE	)	(NTX	)
$—		$238,106

Cash paid for interest (excluding amortization of offering costs) was as follows:

Arizona		Texas
Dividend		Quality
Advantage 3		Income
(NXE	)	(NTX	)
$302,271		$823,822

See accompanying notes to financial statements.

Nuveen Investments	47

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2013(g)	$14.82	$.37	$.40	$—	$—		$.77	$(.38)	$—	$(.38)	$—		$15.21	$15.84
2012	13.25	.80	1.54	(.01)	—		2.33	(.76)	—	(.76)	—		14.82	14.61
2011(f)	13.99	.49	(.77)	(.02)	—		(.30)	(.44)	—	(.44)	—		13.25	12.32
Year Ended 7/31:
2010	12.92	.84	.96	(.03)	—		1.77	(.70)	—	(.70)	—		13.99	13.34
2009	13.00	.85	(.16)	(.13)	—		.56	(.64)	—	(.64)	—		12.92	12.29
2008	14.00	.88	(1.05)	(.22)	—		(.39)	(.61)	—	(.61)	—		13.00	13.35
2007	14.10	.83	(.10)	(.22)	—		.51	(.61)	—	(.61)	—		14.00	13.07
Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2013(g)	15.08	.22	.55	—	—		.77	(.38)	—	(.38)	—		15.47	15.15
2012	13.32	.65	1.88	—	—		2.53	(.77)	—	(.77)	—		15.08	14.39
2011(f)	14.20	.44	(.86)	(.01)	—		(.43)	(.45)	—	(.45)	—		13.32	12.14
Year Ended 7/31:
2010	12.66	.85	1.41	(.03)	—		2.23	(.69)	—	(.69)	—		14.20	14.19
2009	13.26	.84	(.67)	(.14)	—		.03	(.63)	—	(.63)	—	*	12.66	12.14
2008	14.48	.91	(1.23)	(.25)	—	*	(.57)	(.64)	(.01)	(.65)	—		13.26	13.70
2007	14.77	.91	(.17)	(.24)	(.02)		.48	(.71)	(.06)	(.77)	—		14.48	13.35

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

48	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

11.22%	5.29%	$68,016	1.82	%**	4.99	%**	N/A		N/A		8%
25.48	18.08	66,268	1.52		5.73		N/A		N/A		7
(4.55)	(2.23)	59,256	1.19	**	6.11	**	N/A		N/A		5

14.47	13.94	62,549	1.21		6.13		N/A		N/A		8
(2.61)	4.73	57,755	1.33		7.01		N/A		N/A		25
7.10	(2.87)	58,097	1.40		6.42		N/A		N/A		21
(.22)	3.62	62,534	1.32		5.81		N/A		N/A		13

8.00	5.14	23,947	3.47	**	3.54	**	N/A		N/A		11
25.66	19.56	23,349	2.95		4.62		N/A		N/A		8
(11.47)	(3.10)	20,630	2.29	**	5.37	**	2.23	%**	5.43	%**	5

23.34	17.93	21,984	1.35		6.12		1.23		6.23		3
(6.12)	.58	19,605	1.51		6.70		1.30		6.91		6
7.72	(4.09)	20,552	1.58		6.14		1.31		6.42		10
(11.63)	3.24	22,439	1.48		5.74		1.14		6.08		19

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (ARPS), MTP Shares and/or VMTP Shares, where applicable.

(d)
Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of January 31, 2011, the Adviser is no longer reimbursing Arizona Dividend Advantage (NFZ) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VMTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 –General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2013(g)	.56	%**
2012	.35
2011(f)	—
Year Ended 7/31:
2010	—
2009	—
2008	.14
2007	.08

Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2013(g)	1.36	%**
2012	1.49
2011(f)	.96	**
Year Ended 7/31:
2010	—
2009	—
2008	.14
2007	.10

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	The Fund did not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	49

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2013(g)	$15.39	$.32	$.41	$—	$—	$.73	$(.40)	$—	$(.40)	$—		$15.72	$15.78
2012	13.88	.72	1.59	—	—	2.31	(.80)	—	(.80)	—		15.39	14.78
2011(f)	14.65	.45	(.74)	(.01)	—	(.30)	(.47)	—	(.47)	—		13.88	12.66
Year Ended 7/31:
2010	13.46	.90	1.08	(.03)	—	1.95	(.76)	—	(.76)	—		14.65	13.92
2009	13.66	.93	(.29)	(.14)	—	.50	(.70)	—	(.70)	—	*	13.46	12.52
2008	14.76	.96	(1.03)	(.24)	(.02)	(.33)	(.71)	(.06)	(.77)	—		13.66	14.00
2007	15.00	.97	(.18)	(.24)	(.01)	.54	(.74)	(.04)	(.78)	—		14.76	15.27
Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2013(g)	14.97	.22	.42	—	—	.64	(.37)	—	(.37)	—		15.24	14.91
2012	13.46	.66	1.61	— *	—	2.27	(.76)	—	(.76)	—		14.97	14.28
2011(f)	14.12	.47	(.68)	(.01)	—	(.22)	(.44)	—	(.44)	—		13.46	12.24
Year Ended 7/31:
2010	12.76	.86	1.26	(.03)	—	2.09	(.73)	—	(.73)	—		14.12	13.14
2009	13.07	.88	(.41)	(.13)	—	.34	(.65)	—	(.65)	—	*	12.76	11.73
2008	14.20	.91	(1.15)	(.24)	—	(.48)	(.65)	—	(.65)	—		13.07	13.30
2007	14.32	.90	(.10)	(.25)	—	.55	(.67)	—	(.67)	—		14.20	13.44

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation.

Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

50	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

9.61%	4.82%	$38,359	2.95	%**	4.28	%**	2.94	%**	4.30	%**	8%
23.88	16.91	37,546	2.78		4.92		2.70		5.00		16
(5.84)	(1.90)	33,852	2.22	**	5.18	**	2.06	**	5.34	**	7

17.65	14.75	35,733	1.27		6.11		1.07		6.31		4
(4.99)	4.09	32,829	1.40		6.93		1.11		7.22		5
(3.16)	(2.38)	33,311	1.49		6.32		1.13		6.68		15
4.52	3.59	35,976	1.39		5.92		.96		6.35		14

7.10	4.32	46,718	3.48	**	3.55	**	N/A		N/A		6
23.63	17.30	45,904	2.87		4.64		N/A		N/A		14
(3.63)	(1.60)	41,257	1.46	**	5.85	**	1.43	**	5.88	**	6

18.58	16.66	43,280	1.22		6.15		1.08		6.29		5
(6.18)	3.08	39,129	1.37		6.97		1.09		7.25		9
3.96	(3.48)	40,081	1.46		6.17		1.08		6.55		16
4.21	3.81	43,552	1.36		5.69		.88		6.16		15

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)
After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable. As of March 31, 2012, the Adviser is no longer reimbursing Arizona Dividend Advantage 2 (NKR) for any fees and expenses. As of September 30, 2010, the Adviser is no longer reimbursing Arizona Dividend Advantage 3 (NXE) for any fees and expenses.

(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2013(g)	1.32	%**
2012	1.43
2011(f)	.91	**
Year Ended 7/31:
2010	—
2009	—
2008	.15
2007	.10
Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2013(g)	1.58	%**
2012	1.71
2011(f)	.01	**
Year Ended 7/31:
2010	—
2009	—
2008	.16
2007	.10

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.
N/A	The Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	51

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired	Ending Common Share Net Asset Value	Ending Market Value
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2013(g)	$15.46	$.34	$.41	$—	$—	$.75	$(.40)	$—	$(.40)	$—	$15.81	$17.07
2012	14.12	.75	1.48	—	—	2.23	(.86)	(.03)	(.89)	—	15.46	16.31
2011(f)	15.01	.48	(.85)	(.01)	—	(.38)	(.50)	(.01)	(.51)	—	14.12	15.19
Year Ended 7/31:
2010	13.84	.94	1.08	(.03)	— *	1.99	(.81)	(.01)	(.82)	—	15.01	16.92
2009	13.98	.94	(.17)	(.13)	(.02)	.62	(.71)	(.05)	(.76)	—	13.84	14.78
2008	14.87	.94	(.83)	(.23)	(.02)	(.14)	(.69)	(.06)	(.75)	—	13.98	12.46
2007	15.06	.95	(.11)	(.25)	(.01)	.58	(.73)	(.04)	(.77)	—	14.87	13.89

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

52	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate

7.28%	4.90%	$151,861	2.40	%**	4.39	%**	7%
13.81	16.23	148,222	2.48		5.10		9
(7.15)	(2.61)	134,850	1.92	**	5.69	**	10

20.92	14.71	143,080	1.19		6.42		6
25.98	4.80	131,513	1.27		7.06		10
(5.16)	(1.04)	132,713	1.26		6.46		8
(.52)	3.82	141,238	1.24		6.24		9

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2013(g)	1.28	%**
2012	1.37
2011(f)	.80	**
Year Ended 7/31:
2010	.02
2009	.01
2008	.05
2007	.06

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	53

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)			VMTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Arizona Premium Income (NAZ)
Year Ended 2/28–2/29:
2013(g)	$—	$—	$—	$—	$—	$—	$28,000	$100,000	$342,915
2012	—	—	—	—	—	—	28,000	100,000	336,672
2011(f)	27,875	25,000	78,144	—	—	—	—	—	—
Year Ended 7/31:
2010	27,875	25,000	81,097	—	—	—	—	—	—
2009	27,875	25,000	76,798	—	—	—	—	—	—
2008	30,000	25,000	73,414	—	—	—	—	—	—
2007	30,000	25,000	77,111	—	—	—	—	—	—

Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2013(g)	—	—	—	11,100	10.00	31.57	—	—	—
2012	—	—	—	11,100	10.00	31.04	—	—	—
2011(f)	—	—	—	11,100	10.00	28.59	—	—	—
Year Ended 7/31:
2010	10,600	25,000	76,850	—	—	—	—	—	—
2009	10,600	25,000	71,238	—	—	—	—	—	—
2008	12,000	25,000	67,817	—	—	—	—	—	—
2007	12,000	25,000	71,748	—	—	—	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Arizona Dividend Advantage (NFZ)
Year Ended 2/28–2/29:
2013(g)	2015	$10.05	$10.05
2012	2015	10.08	9.93
2011(f)	2015	9.63	9.83	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period October 18, 2010 (first issuance date of shares) through February 28, 2011.

54	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (h)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2013(g)	$—	$—	$—	$18,725	$10.00	$30.49	$—
2012	—	—	—	18,725	10.00	30.05	—
2011(f)	—	—	—	18,725	10.00	28.08	—
Year Ended 7/31:
2010	16,625	25,000	78,734	—	—	—	—
2009	16,625	25,000	74,367	—	—	—	—
2008	18,500	25,000	70,015	—	—	—	—
2007	18,500	25,000	73,616	—	—	—	—

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2013(g)	—	—	—	20,846	10.00	32.41	—
2012	—	—	—	20,846	10.00	32.02	—
2011(f)	18,400	25,000	52,544	19,046	10.00	21.02	2.10
Year Ended 7/31:
2010	18,400	25,000	83,805	—	—	—	—
2009	18,400	25,000	78,164	—	—	—	—
2008	22,000	25,000	70,546	—	—	—	—
2007	22,000	25,000	74,490	—	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Arizona Dividend Advantage 2 (NKR)
Year Ended 2/28–2/29:
2013(g)	2015	$10.07	$10.05
2012	2015	10.05	9.89
2011(f)	2015	9.58	9.71	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

Arizona Dividend Advantage 3 (NXE)
Year Ended 2/28–2/29:
2013(g)	2016	10.21	10.17
2012	2016	10.17	10.11
2011(f)	2016	9.97	9.96	^^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period October 18, 2010 (first issuance date of shares) through February 28, 2011.
^^	As of February 28, 2011 (first issuance date of shares).

See accompanying notes to financial statements.

Nuveen Investments	55

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2013(g)	$—	$—	$—	$70,920	$10.00	$31.41
2012	—	—	—	70,920	10.00	30.90
2011(f)	—	—	—	70,920	10.00	29.01
Year Ended 7/31:
2010	65,050	25,000	79,988	—	—	—
2009	65,050	25,000	75,543	—	—	—
2008	69,000	25,000	73,084	—	—	—
2007	69,000	25,000	76,173	—	—	—

(f)	For the seven months ended February 28, 2011.
(g)	For the six months ended August 31, 2012.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
Texas Quality Income (NTX)
Year Ended 2/28–2/29:
2013(g)	2015	$10.09	$10.07
2012	2015	10.05	9.97
2011(f)	2015	9.85	9.86	^
Year Ended 7/31:
2010	—	—	—
2009	—	—	—
2008	—	—	—
2007	—	—	—

^	For the period November 2, 2010 (first issuance date of shares) through February 28, 2011.

See accompanying notes to financial statements.

56	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Arizona Dividend Advantage Municipal Fund (NFZ), Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR), Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE) and Nuveen Texas Quality Income Municipal Fund (NTX) (each a “Fund” and collectively, the “Funds”). Common shares of Arizona Premium Income (NAZ) and Texas Quality Income (NTX) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Arizona Dividend Advantage 3 (NXE) are traded on the NYSE MKT (formerly known as NYSE Amex). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Approved Fund Reorganizations
On April 18, 2012, the Funds’ Board of Directors/Trustees approved a series of reorganizations for all the Arizona Funds included in this report. The reorganizations are intended to create a single larger state Fund, which would potentially offer shareholders the following benefits:

•	Lower Fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger Funds potentially make it easier for investors to buy and sell Fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased Fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Fund
Arizona Dividend Advantage (NFZ)	Arizona Premium Income (NAZ)
Arizona Dividend Advantage 2 (NKR)
Arizona Dividend Advantage 3 (NXE)

If shareholders approve the reorganizations, and upon the closing of the reorganizations, the Acquired Funds will transfer all of their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds will then be liquidated, dissolved and terminated in accordance with their Declaration of Trust.

In addition, shareholders of the Acquired Funds will become shareholders of the Acquiring Fund. Holders of common shares will receive newly issued common shares of the Acquiring Fund, the aggregate net asset value of which will be equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares will be sold on the open market and shareholders will receive cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund will receive on a one-for-one basis newly issued preferred shares of the Acquiring Fund, in exchange for preferred shares of the Acquired Funds held immediately prior to the reorganization.

In connection with the reorganizations, the Funds have accrued for certain associated costs and expenses. Such amounts are included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Reorganization expense” on the Statement of Operations.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Nuveen Investments	57

Notes to
Financial Statements (Unaudited) (continued)

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2012, Arizona Premium Income (NAZ), Arizona Dividend Advantage (NFZ), Arizona Dividend Advantage 2 (NKR) and Texas Quality Income (NTX) had outstanding when issued/delayed delivery purchase commitments of $2,953,781, $829,675, $2,483,099 and $2,279,520, respectively. There were no such outstanding purchase commitments in Arizona Dividend Advantage 3 (NXE).

Investment Income
Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

58	Nuveen Investments

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of February 29, 2012, the Funds redeemed all of their outstanding ARPS, at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one Series. Dividends on MTP shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2012, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	Arizona Dividend Advantage (NFZ)			Arizona Dividend Advantage 2 (NKR)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	1,110,000	2.05%	NFZ Pr C	1,872,500	2.05%	NKR Pr C

	Arizona Dividend Advantage 3 (NXE)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2016	2,084,600	2.90%	NXE Pr C

	Texas Quality Income (NTX)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	7,092,000	2.30%	NTX Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows.

	Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
	Series 2015		Series 2015		Series 2016		Series 2015
Term Redemption Date	November 1, 2015		November 1, 2015		March 1, 2016		December 1, 2015
Optional Redemption Date	November 1, 2011		November 1, 2011		March 1, 2012		December 1, 2011
Premium Expiration Date	October 31, 2012		October 31, 2012		February 28, 2013		November 30, 2012

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended August 31, 2012, was as follows:

	Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Average liquidation value of MTP Shares outstanding	$11,100,000		$18,725,000		$20,846,000		$70,920,000

Nuveen Investments	59

Notes to
Financial Statements (Unaudited) (continued)

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Variable Rate MuniFund Term Preferred Shares
Arizona Premium Income (NAZ) has issued and outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation value per share. The Fund issued its VMTP Shares in a privately negotiated offering during July 2011. Proceeds from the issuance of VMTP Shares, net of offering expenses, were used to redeem the Fund’s outstanding ARPS. The Fund’s VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2012, the number of VMTP Shares outstanding, at liquidation value, for the Fund are as follows:

	Arizona Premium Income
	(NAZ	)
Series 2014	$28,000,000

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares are subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for the Fund’s VMTP Shares are as follows:

Arizona Premium Income
	(NAZ	)
Term Redemption Date	August 1, 2014
Optional Redemption Date	August 1, 2012
Premium Expiration Date	July 31, 2012

The average liquidation value of VMTP Shares outstanding and annualized dividend rate of VMTP Shares for the Fund during the six months ended August 31, 2012, were as follows:

	Arizona Premium Income
	(NAZ	)
Average liquidation value of VMTP Shares outstanding	$28,000,000
Annualized dividend rate	1.22%

Dividends on VMTP shares (which are treated as interest payments for financial reporting purposes) are set weekly.

For financial reporting purposes only, the liquidation value of VMTP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the

60	Nuveen Investments

underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Maximum exposure to Recourse Trusts	$2,145,000		$1,680,000		$1,350,000		$2,325,000		$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2012, were as follows:

	Texas Quality Income
	(NTX	)
Average floating rate obligations outstanding	$3,960,000
Average annual interest rate and fees	0.41%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to

Nuveen Investments	61

Notes to
Financial Statements (Unaudited) (continued)

pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares or VMTP Shares were recorded as a deferred charge, which will be amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s total offering costs incurred were as follows:

	Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
MTP Shares offering costs	$491,500		$588,375		$672,690		$1,366,300

	Arizona Premium Income
	(NAZ	)
VMTP Shares offering costs	$100,000

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

62	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Arizona Premium Income (NAZ)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$93,002,438	$1,951,904	$94,954,342
Arizona Dividend Advantage (NFZ)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$34,365,393	$218,613	$34,584,006
Arizona Dividend Advantage 2 (NKR)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$53,981,764	$882,261	$54,864,025
Arizona Dividend Advantage 3 (NXE)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$65,840,792	$538,725	$66,379,517
Texas Quality Income (NTX)	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$—	$223,619,909	$—	$223,619,909

The following is a reconciliation of each Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Arizona Premium Income	Arizona Dividend Advantage	Arizona Dividend Advantage 2	Arizona Dividend Advantage 3
	(NAZ )	(NFZ )	(NKR )	(NXE )
	Level 3	Level 3	Level 3	Level 3
	Municipal	Municipal	Municipal	Municipal
	Bonds	Bonds	Bonds	Bonds
Balance at the beginning of period	$1,959,607	$219,476	$885,742	$540,851
Gains (losses):
Net realized gains (losses)	—	—	—	—
Net change in unrealized appreciation (depreciation)	(7,703)	(863)	(3,481)	(2,126)
Purchases at cost	—	—	—	—
Sales at proceeds	—	—	—	—
Net discounts (premiums)	—	—	—	—
Transfers in to	—	—	—	—
Transfers out of	—	—	—	—
Balance at the end of period	$1,951,904	$218,613	$882,261	$538,725
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of August 31, 2012	$(7,703)	$(863)	$(3,481)	$(2,126)

Nuveen Investments	63

Notes to
Financial Statements (Unaudited) (continued)

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of August 31, 2012, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Arizona Premium Income (NAZ)
Municipal Bonds	$1,951,904	Discounted Cash Flow	MMD Spread	0-6%
			AAA - Rated MMD
			Liquidity Discount	0-5%
Arizona Dividend Advantage (NFZ)
Municipal Bonds	$218,613	Discounted Cash Flow	MMD Spread	0-6%
			AAA - Rated MMD
			Liquidity Discount	0-5%
Arizona Dividend Advantage 2 (NKR)
Municipal Bonds	$882,261	Discounted Cash Flow	MMD Spread	0-6%
			AAA - Rated MMD
			Liquidity Discount	0-5%
Arizona Dividend Advantage 3 (NXE)
Municipal Bonds	$538,725	Discounted Cash Flow	MMD Spread	0-6%
			AAA - Rated MMD
			Liquidity Discount	0-5%

MMD - Municipal Market Data

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2012.

64	Nuveen Investments

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	Arizona Premium Income (NAZ)		Arizona Dividend Advantage 2 (NKR)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares issued to shareholders due to reinvestment of distributions	1,983	—	179	—

	Texas Quality Income (NTX)
	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares issued to shareholders due to reinvestment of distributions	15,081	36,629

Preferred Shares
Transactions in ARPS were as follows:

	Arizona Premium Income (NAZ)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed and/or noticed for redemption:
Series TH	N/A	N/A	1,115	$27,875,000

N/A – As of February 29, 2012, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP shares were as follows:

	Arizona Dividend Advantage 3 (NXE)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2016	—	$—	180,000	$1,800,000

Transactions in VMTP Shares were as follows:

	Arizona Premium Income (NAZ)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
VMTP Shares issued:
Series 2014	—	$—	280	$28,000,000

Nuveen Investments	65

Notes to
Financial Statements (Unaudited) (continued)

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended August 31, 2012, were as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Purchases	$7,185,227		$3,636,399		$4,399,126		$3,992,272		$16,366,610
Sales and maturities	7,347,973		3,753,677		6,019,950		4,593,776		15,032,759

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Cost of investments	$87,571,596		$31,790,742		$50,750,924		$61,738,625		$202,692,729
Gross unrealized:
Appreciation	$10,295,951		$2,992,358		$4,599,685		$5,065,605		$20,276,618
Depreciation	(2,913,205)		(199,094)		(486,584)		(424,713)		(3,309,454)
Net unrealized appreciation (depreciation) of investments	$7,382,746		$2,793,264		$4,113,101		$4,640,892		$16,967,164

Permanent differences, primarily due to expiration of capital loss carryforwards, federal taxes paid, taxable market discount, nondeductible offering costs and distribution character reclassifications, resulted in reclassifications among the Funds’ components of Common share net assets at February 29, 2012, the Funds’ last tax year end, as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX )
Paid-in surplus	$(1,463,538)		$(96,700)		$(120,807)		$(133,481)		$(256,188)
Undistributed (Over-distribution of) net investment income	19,513		96,700		119,157		131,166		263,630
Accumulated net realized gain (loss)	1,444,025		—		1,650		2,315		(7,442)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 29, 2012, the Funds’ last tax year end, were as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Undistributed net tax-exempt income *	$1,409,529		$279,569		$478,398		$564,544		$1,813,987
Undistributed net ordinary income **	—		686		—		—		24,171
Undistributed net long-term capital gains	—		—		—		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2012, paid on March 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

66	Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended February 29, 2012, was designated for purposes of the dividends paid deduction as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3		Texas Quality Income
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)	(NTX	)
Distributions from net tax-exempt income	$3,597,007		$1,425,938		$2,345,251		$2,882,011		$9,840,206
Distributions from net ordinary income**	—		—		—		—		351
Distributions from net long-term capital gains	—		—		—		—		247,718

**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 29, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)
Expiration:
February 28, 2014	$—		$—		$—		$208,948
February 29, 2016	562,384		122,620		—		363,937
February 28, 2017	323,876		210,308		68,614		258,905
February 28, 2018	43,720		318,004		223,857		108,356
Total	$929,980		$650,932		$292,471		$940,146

During the Funds’ last tax year ended February 29, 2012, the following Funds utilized capital loss carryforwards as follows:

	Arizona Premium Income		Arizona Dividend Advantage		Arizona Dividend Advantage 2		Arizona Dividend Advantage 3
	(NAZ	)	(NFZ	)	(NKR	)	(NXE	)
Utilized capital loss carryforwards	$109,799		$53,319		$308,747		$138,567

At February 29, 2012, the Funds’ last tax year end, $1,443,828 of Arizona Premium Income’s (NAZ) capital loss carryforward expired.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. During the Funds’ last tax year ended February 29, 2012, there were no post-enactment capital losses generated.

The Funds have elected to defer losses incurred from November 1, 2011 through February 29, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

	Texas
	Quality
	Income
	(NTX	)
Post-October capital losses	$1,722,730
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	67

Notes to
Financial Statements (Unaudited) (continued)

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Arizona Premium Income (NAZ)
Texas Quality Income (NTX)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Arizona Dividend Advantage (NFZ)
Arizona Dividend Advantage 2 (NKR)
Arizona Dividend Advantage 3 (NXE)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2012, the complex-level fee rate for these Funds was .1702%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

68	Nuveen Investments

For the first ten years of Arizona Dividend Advantage 2’s (NKR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2002*	.30%	2008	.25%
2003	.30	2009	.20
2004	.30	2010	.15
2005	.30	2011	.10
2006	.30	2012	.05
2007	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Arizona Dividend Advantage 2 (NKR) for any portion of its fees and expenses beyond March 31, 2012.

8. New Accounting Pronouncement

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

Nuveen Investments	69

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 21-23, 2012 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 18-19, 2012, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

70	Nuveen Investments

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and reports on compliance, regulatory matters and risk management. The Board also meets with key investment personnel managing the Fund portfolios during the year. In October 2011, the Board also created two new standing committees (the Open-end Fund Committee and the Closed-end Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive issues and business practices of open-end and closed-end funds.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Board visited with the Sub-Advisor’s municipal team in Minneapolis in September 2011, and with the Sub-Advisor’s municipal team in Chicago in November 2011. Further, an ad hoc committee of the Board visited the then-current transfer agents of the Nuveen funds in 2011 and the audit committee of the Board visited the various pricing agents for the Nuveen funds in January 2012. The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at the meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her

Nuveen Investments	71

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund

72	Nuveen Investments

administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included completion of the refinancing of auction rate preferred securities; efforts to eliminate product overlap with fund mergers; elimination of the insurance mandate on several funds; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings, share repurchases and other support initiatives for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications concerning the refinancing efforts related to auction rate preferred securities; supporting and promoting munifund term preferred shares (MTP) including by launching a microsite dedicated to MTP shares; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the Nuveen funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data compiled by Nuveen that was provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks).

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter,

Nuveen Investments	73

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

one-, three- and five-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012.

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Group of each Fund was classified as having significant differences from the respective Fund based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period. In addition, although the performance below reflects the performance results for the time periods ending as of the most recent calendar year end (unless otherwise indicated), the Board also recognized that selecting a different ending time period may derive different results. Furthermore, while the Board is cognizant of the relevant performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and recognized that the objectives, investment parameters and guidelines of peers and/or benchmarks may differ to some extent, thereby resulting in differences in performance results. Nevertheless, with respect to any Nuveen funds that the Board considers to have underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

As noted above, each Fund had significant differences from its respective Performance Peer Group. Therefore, the Independent Board Members considered the Funds’ performance compared to their benchmarks. In this regard, the Independent Board Members noted that each Fund outperformed its respective benchmark in the one- and three-year periods.

74	Nuveen Investments

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.	Fees, Expenses and Profitability

1. Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses (excluding leverage costs and leveraged assets), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the overwhelming majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Nuveen Arizona Dividend Advantage Municipal Fund 3 had a net expense ratio that was slightly higher than its peer average, but a net management fee below its peer average, while the other Funds each had net management fees and net expense ratios (including fee waivers and expense reimbursements) below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

Nuveen Investments	75

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

2. Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and range of fees offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds, funds of other sponsors (if any), and other clients (such as retail and/or institutional managed accounts).

3. Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2011. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

76	Nuveen Investments

In reviewing profitability, the Independent Board Members recognized the Advisor’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel in compliance, risk management, and product development as well as its ability to allocate resources to various areas of the Advisor as the need arises. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Advisor, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision,

Nuveen Investments	77

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc., the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it

78	Nuveen Investments

determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and may benefit from such soft dollar arrangements. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by a Fund Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Fund Adviser to manage the Fund. The Independent Board Members noted that the Fund Advisers’ profitability may be somewhat lower if they did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	79

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

80	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	81

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

82	Nuveen Investments

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund’s portfolio of bonds.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “’40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Arizona and Texas Municipal Bond Indexes: An unleveraged, market value-weighted indexes designed to measure the performance of the tax-exempt, investment-grade municipal bond markets in Arizona and Texas, respectively. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Nuveen Investments	83

Glossary of Terms
Used in this Report (continued)

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

84	Nuveen Investments

Notes

Nuveen Investments	85

Notes

86	Nuveen Investments

Additional Fund Information

Board of
Directors/Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NAZ	—
NFZ	—
NKR	—
NXE	—
NTX	—

Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments	87

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $212 billion as of June 30, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

ESA-D-0812D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 8, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 8, 2012